Consolidated Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 43.0%
3SBio Inc.(a)	173,500	$282,803
51job Inc., ADR(b)	3,527	248,124
58.com Inc., ADR(b)	12,599	718,521
AAC Technologies Holdings Inc.	95,500	507,917
Agile Group Holdings Ltd.	178,000	225,436
Agricultural Bank of China Ltd., Class A	447,000	237,260
Agricultural Bank of China Ltd., Class H	3,480,000	1,491,324
Air China Ltd., Class H	256,000	237,371
Alibaba Group Holding Ltd., ADR(b)	185,231	27,647,579
Alibaba Health Information Technology Ltd.(b)	458,000	434,018
Alibaba Pictures Group Ltd.(b)(c)	1,840,000	382,524
Aluminum Corp. of China Ltd., Class H(b)	566,000	203,572
Angang Steel Co. Ltd., Class A	119,700	87,878
Angang Steel Co. Ltd., Class H	67,600	30,435
Anhui Conch Cement Co. Ltd., Class A	25,300	144,323
Anhui Conch Cement Co. Ltd., Class H	152,000	887,897
ANTA Sports Products Ltd.	141,000	863,205
Autohome Inc., ADR(b)	7,685	660,142
AviChina Industry & Technology Co. Ltd., Class H	345,000	195,809
BAIC Motor Corp. Ltd., Class H(a)	242,000	149,696
Baidu Inc., ADR(b)	36,138	3,975,180
Bank of Beijing Co. Ltd., Class A	138,800	116,115
Bank of China Ltd., Class A	235,800	131,961
Bank of China Ltd., Class H	10,192,000	4,224,704
Bank of Communications Co. Ltd., Class A	260,200	223,678
Bank of Communications Co. Ltd., Class H	977,000	765,097
Bank of Jiangsu Co. Ltd., Class A	103,499	108,378
Bank of Ningbo Co. Ltd., Class A	36,900	123,476
Bank of Shanghai Co. Ltd., Class A	64,900	105,403
Baoshan Iron & Steel Co. Ltd., Class A	99,400	90,323
Baozun Inc., ADR(b)(c)	5,204	204,153
BBMG Corp., Class H	343,000	103,680
Beijing Capital Co. Ltd., Class A	244,300	120,509
Beijing Capital International Airport Co. Ltd., Class H	240,000	202,945
Beijing Enterprises Holdings Ltd.	70,500	354,274
Beijing Enterprises Water Group Ltd.	746,000	396,760
BOC Aviation Ltd.(a)	28,700	239,211
BOE Technology Group Co. Ltd., Class A	168,200	83,455
Brilliance China Automotive Holdings Ltd.	396,000	403,043
BYD Co. Ltd., Class H(c)	91,000	532,731
BYD Electronic International Co. Ltd.	95,000	125,042
CGN Power Co. Ltd., Class H(a)	1,401,000	385,963
Changjiang Securities Co. Ltd., Class A	64,800	66,827
China Agri-Industries Holdings Ltd.	346,000	104,587
China Aoyuan Group Ltd.	153,000	165,283
China Cinda Asset Management Co. Ltd., Class H	1,237,000	287,141
China CITIC Bank Corp. Ltd., Class H	1,195,000	678,237
China Coal Energy Co. Ltd., Class H	322,000	131,419
China Communications Construction Co. Ltd., Class H	607,000	539,604
China Communications Services Corp. Ltd., Class H	316,000	236,580
China Conch Venture Holdings Ltd.	215,000	697,878
China Construction Bank Corp., Class A	71,500	71,983
China Construction Bank Corp., Class H	12,458,000	9,851,299
China Eastern Airlines Corp. Ltd., Class A	114,300	98,751
China Eastern Airlines Corp. Ltd., Class H	92,000	50,573
China Education Group Holdings Ltd.	76,000	117,094
China Everbright Bank Co. Ltd., Class A	302,800	167,709
China Everbright Bank Co. Ltd., Class H	209,000	94,363

Security	Shares	Value

China (continued)
China Everbright International Ltd.	473,481	$448,085
China Everbright Ltd.	130,000	207,919
China Evergrande Group(c)	240,000	638,221
China First Capital Group Ltd.(b)	390,000	119,379
China Fortune Land Development Co. Ltd., Class A	18,700	79,918
China Galaxy Securities Co. Ltd., Class H	488,500	262,301
China Gas Holdings Ltd.	232,400	746,948
China Hongqiao Group Ltd.	220,000	159,096
China Huarong Asset Management Co. Ltd., Class H(a)	1,359,000	230,528
China Huishan Dairy Holdings Co. Ltd.(b)(d)	20,200	52
China International Capital Corp. Ltd., Class H(a)	174,800	317,472
China International Marine Containers Group Co. Ltd., Class A	37,700	67,590
China International Travel Service Corp. Ltd., Class A	10,200	113,856
China Jinmao Holdings Group Ltd.	672,000	388,258
China Life Insurance Co. Ltd., Class H	988,000	2,293,411
China Literature Ltd.(a)(b)(c)	31,600	121,716
China Longyuan Power Group Corp. Ltd., Class H	418,000	263,897
China Medical System Holdings Ltd.	187,000	164,568
China Mengniu Dairy Co. Ltd.	360,000	1,315,469
China Merchants Bank Co. Ltd., Class A	90,400	446,058
China Merchants Bank Co. Ltd., Class H	502,831	2,420,987
China Merchants Port Holdings Co. Ltd.	178,000	311,478
China Merchants Securities Co. Ltd., Class A	43,500	96,999
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	37,200	116,539
China Minsheng Banking Corp. Ltd., Class A	284,200	250,458
China Minsheng Banking Corp. Ltd., Class H	717,160	521,368
China Mobile Ltd.	800,500	6,988,569
China Molybdenum Co. Ltd., Class A	156,800	91,142
China Molybdenum Co. Ltd., Class H	417,000	130,835
China National Building Material Co. Ltd., Class H	504,000	387,616
China National Nuclear Power Co. Ltd., Class A	141,400	112,579
China Oilfield Services Ltd., Class H	220,000	196,695
China Oriental Group Co. Ltd.	138,000	80,084
China Overseas Land & Investment Ltd.	498,000	1,727,634
China Pacific Insurance Group Co. Ltd., Class A	38,600	191,632
China Pacific Insurance Group Co. Ltd., Class H	322,000	1,190,988
China Petroleum & Chemical Corp., Class A	164,700	128,992
China Petroleum & Chemical Corp., Class H	3,260,600	2,170,808
China Power International Development Ltd.	622,000	161,042
China Railway Construction Corp. Ltd., Class A	76,399	103,582
China Railway Construction Corp. Ltd., Class H	239,000	279,525
China Railway Group Ltd., Class H	496,000	370,709
China Railway Signal & Communication Corp. Ltd., Class H(a)	230,000	151,367
China Reinsurance Group Corp., Class H	816,000	148,826
China Resources Beer Holdings Co. Ltd.	192,000	839,941
China Resources Cement Holdings Ltd.	340,000	294,877
China Resources Gas Group Ltd.	116,000	555,548
China Resources Land Ltd.	361,777	1,471,923
China Resources Pharmaceutical Group Ltd.(a)	227,000	296,469
China Resources Power Holdings Co. Ltd.	250,000	364,133
China Shenhua Energy Co. Ltd., Class H	469,000	963,057
China Southern Airlines Co. Ltd., Class H	268,000	172,274
China State Construction Engineering Corp. Ltd., Class A	197,640	159,922
China State Construction International Holdings Ltd.(c)	284,000	290,862
China Taiping Insurance Holdings Co. Ltd.	210,100	539,951
China Telecom Corp. Ltd., Class H	1,826,000	917,594
China Tower Corp. Ltd., Class H(a)	5,448,000	1,222,935

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Traditional Chinese Medicine Holdings Co. Ltd.	306,000	$161,575
China Unicom Hong Kong Ltd.	800,000	843,818
China Vanke Co. Ltd., Class A	52,900	203,721
China Vanke Co. Ltd., Class H	176,500	624,685
China Yangtze Power Co. Ltd., Class A	68,000	173,699
China Zhongwang Holdings Ltd.	281,600	134,325
Chongqing Rural Commercial Bank Co. Ltd., Class H	306,000	156,502
CIFI Holdings Group Co. Ltd.	360,000	215,342
CITIC Ltd.	758,000	1,028,642
CITIC Securities Co. Ltd., Class A	65,200	189,304
CITIC Securities Co. Ltd., Class H	231,500	421,631
CNOOC Ltd.	2,325,000	3,789,721
COSCO SHIPPING Development Co. Ltd., Class A(b)	261,700	107,577
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	174,000	90,989
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	411,000	151,493
COSCO SHIPPING Ports Ltd.	226,000	219,643
Country Garden Holdings Co. Ltd.	987,828	1,335,490
Country Garden Services Holdings Co. Ltd.	155,000	317,886
CRRC Corp. Ltd., Class A	133,500	152,310
CRRC Corp. Ltd., Class H	557,750	478,038
CSPC Pharmaceutical Group Ltd.	612,000	986,625
Ctrip.com International Ltd., ADR(b)	53,241	1,840,009
Dali Foods Group Co. Ltd.(a)	288,000	206,067
Daqin Railway Co. Ltd., Class A	77,599	93,569
Datang International Power Generation Co. Ltd., Class H	420,000	104,993
Dongfeng Motor Group Co. Ltd., Class H	378,000	311,442
ENN Energy Holdings Ltd.	105,100	945,029
Far East Horizon Ltd.	293,000	312,038
Focus Media Information Technology Co. Ltd., Class A	85,700	68,727
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,451	151,041
Fosun International Ltd.	336,000	433,684
Fullshare Holdings Ltd.(b)(c)	557,500	51,906
Future Land Development Holdings Ltd.	238,000	259,535
Fuyao Glass Industry Group Co. Ltd., Class H(a)	72,000	214,883
GDS Holdings Ltd., ADR(b)	7,604	247,054
Geely Automobile Holdings Ltd.	644,000	1,056,283
Gemdale Corp., Class A	33,900	56,670
Genscript Biotech Corp.(b)	120,000	259,268
GF Securities Co. Ltd., Class H	209,200	238,535
GOME Retail Holdings Ltd.(b)(c)	1,400,000	137,490
Great Wall Motor Co. Ltd., Class H	406,500	295,521
Gree Electric Appliances Inc. of Zhuhai, Class A	14,500	109,401
Greentown Service Group Co. Ltd.	130,000	102,302
Guangdong Investment Ltd.	394,000	774,879
Guangzhou Automobile Group Co. Ltd., Class H	390,800	376,816
Guangzhou R&F Properties Co. Ltd., Class H	140,400	265,739
Guotai Junan Securities Co. Ltd., Class A	55,700	129,104
Guotai Junan Securities Co. Ltd., Class H(a)	87,800	149,832
Haier Electronics Group Co. Ltd.	166,000	423,016
Haitian International Holdings Ltd.	95,000	187,806
Haitong Securities Co. Ltd., Class A	91,000	158,817
Haitong Securities Co. Ltd., Class H	313,200	321,167
Hanergy Thin Film Power Group Ltd.(b)(d)	2,513	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	46,800	167,674
Hengan International Group Co. Ltd.	93,500	685,698
HengTen Networks Group Ltd.(b)	3,368,000	83,335
Hua Hong Semiconductor Ltd.(a)	58,000	121,910
Huadian Power International Corp. Ltd., Class H	244,000	101,141
Huaneng Power International Inc., Class H	528,000	332,671

Security	Shares	Value

China (continued)
Huaneng Renewables Corp. Ltd., Class H	644,000	$174,131
Huatai Securities Co. Ltd., Class A	46,800	125,756
Huatai Securities Co. Ltd., Class H(a)	188,400	298,439
Huaxia Bank Co. Ltd., Class A	110,000	118,994
Huazhu Group Ltd., ADR	17,077	522,556
Hundsun Technologies Inc., Class A	7,200	64,739
Hutchison China MediTech Ltd., ADR(b)	6,934	191,448
Iflytek Co. Ltd., Class A(b)	15,300	64,173
Industrial & Commercial Bank of China Ltd., Class A	311,200	251,809
Industrial & Commercial Bank of China Ltd., Class H	8,279,000	5,913,157
Industrial Bank Co. Ltd., Class A	99,600	252,406
Industrial Securities Co. Ltd., Class A	71,200	63,466
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	30,100	130,287
Inner Mongolia Yitai Coal Co. Ltd., Class B	151,200	165,564
iQIYI Inc., ADR(b)	16,331	297,714
JD.com Inc., ADR(b)	95,912	2,470,693
Jiangsu Expressway Co. Ltd., Class H	170,000	236,769
Jiangsu Hengrui Medicine Co. Ltd., Class A	21,020	188,457
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,203	118,811
Jiangxi Copper Co. Ltd., Class H	178,000	222,257
Kaisa Group Holdings Ltd.(c)	332,000	138,041
Kangmei Pharmaceutical Co. Ltd., Class A	5,900	3,566
Kingboard Holdings Ltd.	86,500	227,267
Kingboard Laminates Holdings Ltd.	161,000	137,374
Kingdee International Software Group Co. Ltd.	304,000	338,486
Kingsoft Corp. Ltd.(b)	119,000	327,834
Kunlun Energy Co. Ltd.	436,000	401,492
Kweichow Moutai Co. Ltd., Class A	5,018	644,155
KWG Group Holdings Ltd.	173,000	173,650
Lee & Man Paper Manufacturing Ltd.	177,000	115,132
Legend Holdings Corp., Class H(a)	46,300	111,726
Lenovo Group Ltd.	948,000	658,959
Li Ning Co. Ltd.(b)	253,000	418,841
Logan Property Holdings Co. Ltd.	178,000	262,895
Longfor Group Holdings Ltd.	228,500	837,872
LONGi Green Energy Technology Co. Ltd., Class A	18,900	64,961
Luxshare Precision Industry Co. Ltd., Class A	25,300	78,310
Luye Pharma Group Ltd.(a)	167,000	125,667
Luzhou Laojiao Co. Ltd., Class A	7,700	78,442
Maanshan Iron & Steel Co. Ltd., Class H	212,000	90,310
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	25,820	49,754
Meitu Inc.(a)(b)(c)	256,000	86,525
Meituan Dianping, Class B(b)	130,600	1,008,581
Metallurgical Corp. of China Ltd., Class A	198,400	85,848
Metallurgical Corp. of China Ltd., Class H	429,000	114,356
Midea Group Co. Ltd., Class A	17,600	125,911
MMG Ltd.(b)	384,000	117,053
Momo Inc., ADR	18,850	519,695
Muyuan Foodstuff Co. Ltd., Class A	8,100	74,012
NetEase Inc., ADR	9,186	2,283,731
New China Life Insurance Co. Ltd., Class A	17,600	130,988
New China Life Insurance Co. Ltd., Class H	98,000	454,968
New Hope Liuhe Co. Ltd., Class A	24,300	72,201
New Oriental Education & Technology Group Inc., ADR(b)	18,668	1,598,914
Nexteer Automotive Group Ltd.	127,000	155,499
Nine Dragons Paper Holdings Ltd.	222,000	176,965
NIO Inc., ADR(b)(c)	85,041	259,375
Noah Holdings Ltd., ADR(b)(c)	3,818	146,039
Orient Securities Co. Ltd./China, Class A	39,700	58,693

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	1,075,000	$422,292
PetroChina Co. Ltd., Class H	2,830,000	1,580,935
PICC Property & Casualty Co. Ltd., Class H	898,740	970,892
Pinduoduo Inc., ADR(b)	24,952	484,568
Ping An Bank Co. Ltd., Class A	84,200	147,921
Ping An Insurance Group Co. of China Ltd., Class A	49,200	560,611
Ping An Insurance Group Co. of China Ltd., Class H	719,500	7,946,981
Poly Developments and Holdings Group Co. Ltd., Class A	57,400	100,673
Postal Savings Bank of China Co. Ltd., Class H(a)	988,000	590,994
Qingdao Haier Co. Ltd., Class A	34,700	79,579
RiseSun Real Estate Development Co. Ltd., Class A	35,800	48,589
SAIC Motor Corp. Ltd., Class A	37,422	129,271
Sany Heavy Industry Co. Ltd., Class A	55,100	95,924
Seazen Holdings Co. Ltd., Class A	13,300	70,978
Semiconductor Manufacturing International Corp.(b)(c)	398,800	479,645
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	260,000	226,158
Shanghai Electric Group Co. Ltd., Class H	434,000	153,329
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	24,100	85,998
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	56,500	166,101
Shanghai Industrial Holdings Ltd.	63,000	131,294
Shanghai International Airport Co. Ltd., Class A	6,300	62,826
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	139,416	162,141
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	48,100	127,653
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	66,700	131,689
Shanghai Pudong Development Bank Co. Ltd., Class A	134,900	216,559
Shenwan Hongyuan Group Co. Ltd., Class A	167,100	113,760
Shenzhen International Holdings Ltd.	124,000	217,934
Shenzhen Investment Ltd.	450,000	165,868
Shenzhou International Group Holdings Ltd.	98,900	1,166,156
Shimao Property Holdings Ltd.	150,500	430,930
Shui On Land Ltd.	496,000	112,604
Sihuan Pharmaceutical Holdings Group Ltd.	595,000	133,562
SINA Corp./China(b)	9,040	363,950
Sino Biopharmaceutical Ltd.	909,500	917,556
Sino-Ocean Group Holding Ltd.	422,500	168,665
Sinopec Engineering Group Co. Ltd., Class H	202,500	164,778
Sinopec Shanghai Petrochemical Co. Ltd., Class H	411,000	179,276
Sinopharm Group Co. Ltd., Class H	156,800	588,959
Sinotrans Ltd., Class H	286,000	105,054
Sinotruk Hong Kong Ltd.	97,000	183,842
SOHO China Ltd.	321,000	100,305
SSY Group Ltd.	218,000	173,220
Sun Art Retail Group Ltd.	315,000	274,802
Sunac China Holdings Ltd.	317,000	1,366,562
Suning.com Co. Ltd., Class A	59,500	93,028
Sunny Optical Technology Group Co. Ltd.	93,500	797,199
TAL Education Group, ADR(b)	46,523	1,600,856
Tencent Holdings Ltd.	744,400	30,951,196
Tencent Music Entertainment Group, ADR(b)	12,182	161,290
Tingyi Cayman Islands Holding Corp.	258,000	419,221
Tong Ren Tang Technologies Co. Ltd., Class H	82,000	105,003
Towngas China Co. Ltd.	151,000	113,820
TravelSky Technology Ltd., Class H	136,000	281,695
Tsingtao Brewery Co. Ltd., Class H	54,000	328,179
Uni-President China Holdings Ltd.	170,000	180,612
Vipshop Holdings Ltd., ADR(b)	56,466	425,754
Want Want China Holdings Ltd.(c)	651,000	464,137

Security	Shares	Value

China (continued)
Weibo Corp., ADR(b)(c)	7,147	$296,743
Weichai Power Co. Ltd., Class H	270,200	410,785
Wuliangye Yibin Co. Ltd., Class A	16,500	240,962
WuXi AppTec Co. Ltd., Class H(a)(b)	14,500	158,768
Wuxi Biologics Cayman Inc.(a)(b)	72,500	685,188
XCMG Construction Machinery Co. Ltd., Class A	127,400	78,647
Xiaomi Corp., Class B(a)(b)(c)	449,000	548,612
Xinhu Zhongbao Co. Ltd., Class A	126,700	55,189
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	35,202	58,034
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	94,962	99,921
Xinyi Solar Holdings Ltd.	420,000	230,341
Yanzhou Coal Mining Co. Ltd., Class H	256,000	240,636
Yihai International Holding Ltd.	61,000	301,478
Yonghui Superstores Co. Ltd., Class A	55,600	78,591
Yuexiu Property Co. Ltd.	976,000	221,576
Yum China Holdings Inc.	46,999	1,880,430
Yunnan Baiyao Group Co. Ltd., Class A	2,100	23,532
Yuzhou Properties Co. Ltd.	192,000	87,422
YY Inc., ADR(b)	6,258	428,360
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	4,600	71,324
Zhaojin Mining Industry Co. Ltd., Class H	174,500	160,244
Zhejiang Expressway Co. Ltd., Class H	198,000	206,825
Zhejiang Semir Garment Co. Ltd., Class A	19,900	30,654
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	38,700	110,564
Zhongsheng Group Holdings Ltd.	78,500	197,638
Zhuzhou CRRC Times Electric Co. Ltd., Class H	73,900	397,750
Zijin Mining Group Co. Ltd., Class H	796,000	281,220
ZTE Corp., Class H(b)	107,160	257,767
ZTO Express Cayman Inc., ADR	41,199	743,230

		211,605,512

India — 13.2%
Adani Ports & Special Economic Zone Ltd.	74,511	445,198
Ambuja Cements Ltd.	75,800	250,813
Ashok Leyland Ltd.	168,921	215,359
Asian Paints Ltd.	37,510	757,453
Aurobindo Pharma Ltd.	34,301	330,945
Avenue Supermarts Ltd.(a)(b)	16,052	304,750
Axis Bank Ltd.(b)	247,977	2,876,112
Bajaj Auto Ltd.	10,891	457,245
Bajaj Finance Ltd.	22,721	1,130,357
Bajaj Finserv Ltd.	4,983	585,447
Bharat Forge Ltd.	30,081	201,723
Bharat Petroleum Corp. Ltd.	84,308	495,205
Bharti Airtel Ltd.	233,238	1,167,340
Bharti Infratel Ltd.	45,072	173,973
Bosch Ltd.	980	249,219
Britannia Industries Ltd.	7,693	322,545
Cipla Ltd./India	44,933	360,315
Coal India Ltd.	158,502	576,547
Container Corp. of India Ltd.	27,371	208,175
Dabur India Ltd.	68,324	388,182
Divi’s Laboratories Ltd.	9,861	225,303
Dr. Reddy’s Laboratories Ltd.	14,900	572,632
Eicher Motors Ltd.	1,732	495,751
GAIL India Ltd.	101,646	526,525
Glenmark Pharmaceuticals Ltd.	18,631	145,792
Godrej Consumer Products Ltd.	45,992	454,071

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Grasim Industries Ltd.	38,665	$491,612
Havells India Ltd.	34,272	367,819
HCL Technologies Ltd.	71,159	1,115,560
Hero MotoCorp Ltd.	6,869	264,174
Hindalco Industries Ltd.	150,195	424,564
Hindustan Petroleum Corp. Ltd.	82,921	385,804
Hindustan Unilever Ltd.	84,763	2,175,289
Housing Development Finance Corp. Ltd.	213,096	6,673,922
ICICI Bank Ltd.	310,611	1,888,413
ICICI Lombard General Insurance Co. Ltd.(a)	13,757	232,240
Indiabulls Housing Finance Ltd.	36,164	408,154
Indian Oil Corp. Ltd.	240,586	571,507
Infosys Ltd.	455,625	4,823,236
InterGlobe Aviation Ltd.(a)	11,922	286,763
ITC Ltd.	444,562	1,776,876
JSW Steel Ltd.	115,410	449,940
Larsen & Toubro Ltd.	61,319	1,370,436
LIC Housing Finance Ltd.	38,509	308,663
Lupin Ltd.	28,737	307,426
Mahindra & Mahindra Financial Services Ltd.	43,685	264,305
Mahindra & Mahindra Ltd.	96,147	892,679
Marico Ltd.	61,780	329,727
Maruti Suzuki India Ltd.	13,711	1,351,569
Motherson Sumi Systems Ltd.	133,842	221,530
Nestle India Ltd.	3,034	500,568
NTPC Ltd.	305,555	584,223
Oil & Natural Gas Corp. Ltd.	323,363	797,837
Page Industries Ltd.	657	186,258
Petronet LNG Ltd.	77,581	275,019
Pidilite Industries Ltd.	17,337	320,825
Piramal Enterprises Ltd.	11,123	354,792
Power Grid Corp. of India Ltd.	226,624	615,571
REC Ltd.	93,891	194,744
Reliance Industries Ltd.	371,542	7,091,372
Shree Cement Ltd.	1,092	338,747
Shriram Transport Finance Co. Ltd.	20,152	336,670
State Bank of India(b)	231,159	1,169,208
Sun Pharmaceutical Industries Ltd.	110,106	647,527
Tata Consultancy Services Ltd.	119,125	3,754,618
Tata Motors Ltd.(b)	205,383	508,659
Tata Power Co. Ltd. (The)	150,665	148,738
Tata Steel Ltd.	47,162	330,446
Tech Mahindra Ltd.	61,670	672,836
Titan Co. Ltd.	40,321	714,963
UltraTech Cement Ltd.	12,554	857,472
United Spirits Ltd.(b)	39,490	313,948
UPL Ltd.	47,050	674,412
Vedanta Ltd.	230,208	530,338
Vodafone Idea Ltd.(b)	892,911	178,733
Wipro Ltd.	165,473	680,020
Yes Bank Ltd.	221,240	469,202
Zee Entertainment Enterprises Ltd.	67,194	344,641

		64,891,572

Indonesia — 3.0%
Adaro Energy Tbk PT	1,948,000	176,750
Astra International Tbk PT	2,619,000	1,367,073
Bank Central Asia Tbk PT	1,281,200	2,612,221
Bank Mandiri Persero Tbk PT	2,409,500	1,295,702
Bank Negara Indonesia Persero Tbk PT	954,800	561,942
Bank Rakyat Indonesia Persero Tbk PT	7,200,500	2,068,457

Security	Shares	Value

Indonesia (continued)
Bank Tabungan Negara Persero Tbk PT	615,200	$106,467
Barito Pacific Tbk PT	664,300	153,595
Bukit Asam Tbk PT	328,400	70,409
Bumi Serpong Damai Tbk PT(b)	959,600	90,766
Charoen Pokphand Indonesia Tbk PT	992,500	340,743
Gudang Garam Tbk PT	62,400	351,840
Hanjaya Mandala Sampoerna Tbk PT	1,248,300	295,621
Indah Kiat Pulp & Paper Corp. Tbk PT	372,900	202,486
Indocement Tunggal Prakarsa Tbk PT	254,200	377,582
Indofood CBP Sukses Makmur Tbk PT	295,600	202,969
Indofood Sukses Makmur Tbk PT	584,500	270,289
Jasa Marga Persero Tbk PT	306,498	122,406
Kalbe Farma Tbk PT	2,752,200	270,930
Pabrik Kertas Tjiwi Kimia Tbk PT	155,400	111,058
Pakuwon Jati Tbk PT	2,509,100	123,939
Perusahaan Gas Negara Tbk PT	1,404,200	202,673
Semen Indonesia Persero Tbk PT	384,200	310,913
Surya Citra Media Tbk PT	868,900	100,451
Telekomunikasi Indonesia Persero Tbk PT	6,432,900	1,757,808
Unilever Indonesia Tbk PT	195,500	609,546
United Tractors Tbk PT	217,700	386,666

		14,541,302

Malaysia — 3.0%
AirAsia Group Bhd	204,400	140,965
Alliance Bank Malaysia Bhd	144,300	132,575
AMMB Holdings Bhd	216,500	228,874
Axiata Group Bhd	359,100	401,904
British American Tobacco Malaysia Bhd	18,300	131,011
CIMB Group Holdings Bhd	628,400	790,280
Dialog Group Bhd	483,278	382,886
DiGi.Com Bhd(c)	411,800	488,401
Fraser & Neave Holdings Bhd	17,700	144,455
Gamuda Bhd	227,500	189,470
Genting Bhd	271,400	413,852
Genting Malaysia Bhd	380,100	284,814
Genting Plantations Bhd	37,800	93,451
HAP Seng Consolidated Bhd	88,300	208,608
Hartalega Holdings Bhd	195,400	242,472
Hong Leong Bank Bhd	89,600	406,252
Hong Leong Financial Group Bhd	31,900	144,484
IHH Healthcare Bhd	293,000	384,560
IJM Corp. Bhd(c)	349,000	184,890
IOI Corp. Bhd	255,000	262,272
Kuala Lumpur Kepong Bhd	55,700	329,641
Malayan Banking Bhd	497,400	1,070,647
Malaysia Airports Holdings Bhd	109,300	191,448
Maxis Bhd(c)	307,400	406,394
MISC Bhd	142,700	236,670
Nestle Malaysia Bhd	7,800	273,619
Petronas Chemicals Group Bhd	317,700	630,775
Petronas Dagangan Bhd	30,200	185,647
Petronas Gas Bhd	78,300	329,979
PPB Group Bhd	79,480	356,195
Press Metal Aluminium Holdings Bhd(c)	196,000	209,541
Public Bank Bhd	400,510	2,255,587
QL Resources Bhd	60,900	99,405
RHB Bank Bhd	137,962	191,938
RHB Capital Bhd(b)(d)	28,800	—
Sime Darby Bhd	316,400	175,170
Sime Darby Plantation Bhd	270,700	301,029

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Sime Darby Property Bhd	328,700	$83,146
SP Setia Bhd Group	220,700	115,340
Telekom Malaysia Bhd(c)	154,900	133,442
Tenaga Nasional Bhd	406,100	1,230,753
Top Glove Corp. Bhd	194,900	234,875
Westports Holdings Bhd	128,000	118,516
YTL Corp. Bhd	373,108	101,502

		14,917,735

Pakistan — 0.0%
Habib Bank Ltd.	62,100	51,868
MCB Bank Ltd.	51,800	61,967
Oil & Gas Development Co. Ltd.	106,300	98,296

		212,131

Philippines — 1.6%
Aboitiz Equity Ventures Inc.	271,270	290,715
Aboitiz Power Corp.	211,800	148,209
Alliance Global Group Inc.	568,800	170,113
Ayala Corp.	34,170	602,025
Ayala Land Inc.	955,200	906,470
Bank of the Philippine Islands	117,772	182,435
BDO Unibank Inc.	256,989	679,904
DMCI Holdings Inc.	566,100	114,824
Globe Telecom Inc.	4,685	194,905
GT Capital Holdings Inc.	12,956	214,356
International Container Terminal Services Inc.	112,570	293,505
JG Summit Holdings Inc.	396,876	476,303
Jollibee Foods Corp.	60,310	332,994
Manila Electric Co.	29,370	216,780
Megaworld Corp.	1,613,500	182,505
Metro Pacific Investments Corp.	1,976,400	170,507
Metropolitan Bank & Trust Co.	167,748	230,746
PLDT Inc.	11,310	292,719
Robinsons Land Corp.	274,390	136,772
Security Bank Corp.	34,080	114,338
SM Investments Corp.	31,129	562,173
SM Prime Holdings Inc.	1,318,850	1,006,312
Universal Robina Corp.	123,270	394,664

		7,914,274

South Korea — 15.8%
Amorepacific Corp.	4,116	618,662
AMOREPACIFIC Group	4,103	223,255
BGF retail Co. Ltd.	1,138	178,216
BNK Financial Group Inc.	37,979	220,048
Celltrion Healthcare Co. Ltd.(b)	6,488	309,990
Celltrion Inc.(b)	11,434	1,824,217
Celltrion Pharm Inc.(b)	2,180	93,541
Cheil Worldwide Inc.	10,378	230,061
CJ CheilJedang Corp.	1,008	237,420
CJ Corp.	1,895	161,510
CJ ENM Co. Ltd.	1,507	242,456
CJ Logistics Corp.(b)	1,078	144,379
Daelim Industrial Co. Ltd.	3,548	308,353
Daewoo Engineering & Construction Co. Ltd.(b)	25,142	101,442
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	4,504	112,704
DB Insurance Co. Ltd.	6,305	325,600
Doosan Bobcat Inc.	6,113	172,985
E-MART Inc.	2,658	321,397
Fila Korea Ltd.	6,301	412,695
GS Engineering & Construction Corp.	7,037	237,245

Security	Shares	Value

South Korea (continued)
GS Holdings Corp.	6,093	$256,327
GS Retail Co. Ltd.	4,021	114,799
Hana Financial Group Inc.	38,734	1,180,657
Hankook Tire & Technology Co. Ltd.	9,352	274,851
Hanmi Pharm Co. Ltd.	917	314,547
Hanmi Science Co. Ltd.	1,867	108,016
Hanon Systems	25,342	246,845
Hanwha Chemical Corp.	13,760	238,596
Hanwha Corp.	5,629	120,767
Hanwha Life Insurance Co. Ltd.	42,214	113,785
HDC Hyundai Development Co-Engineering & Construction, Class E	3,320	119,458
Helixmith Co. Ltd.(b)	1,909	312,262
HLB Inc.(b)	4,189	246,929
Hotel Shilla Co. Ltd.	4,271	339,270
Hyundai Department Store Co. Ltd.	1,990	141,367
Hyundai Engineering & Construction Co. Ltd.	10,117	436,656
Hyundai Glovis Co. Ltd.	2,417	329,803
Hyundai Heavy Industries Co. Ltd.(b)	5,090	502,204
Hyundai Heavy Industries Holdings Co. Ltd.	1,261	334,601
Hyundai Marine & Fire Insurance Co. Ltd.	8,574	221,388
Hyundai Mobis Co. Ltd.	8,846	1,611,875
Hyundai Motor Co.	19,328	2,182,900
Hyundai Steel Co.	10,331	353,938
Industrial Bank of Korea	31,231	363,212
Kakao Corp.	6,578	687,682
Kangwon Land Inc.	16,030	417,946
KB Financial Group Inc.	51,432	1,891,613
KCC Corp.	789	170,931
Kia Motors Corp.	34,213	1,130,474
Korea Aerospace Industries Ltd.	10,424	290,163
Korea Electric Power Corp.(b)	33,131	723,324
Korea Gas Corp.	4,135	143,400
Korea Investment Holdings Co. Ltd.	5,655	343,792
Korea Zinc Co. Ltd.	1,112	408,048
Korean Air Lines Co. Ltd.	6,345	168,095
KT&G Corp.	15,096	1,280,289
Kumho Petrochemical Co. Ltd.	2,363	190,088
LG Chem Ltd.	5,945	1,662,344
LG Corp.	12,111	745,433
LG Display Co. Ltd.(b)	30,001	430,781
LG Electronics Inc.	13,764	908,431
LG Household & Health Care Ltd.	1,211	1,299,570
LG Innotek Co. Ltd.	1,970	156,654
LG Uplus Corp.	14,168	165,962
Lotte Chemical Corp.	2,210	478,781
Lotte Corp.	3,769	133,556
Lotte Shopping Co. Ltd.	1,573	211,336
Medy-Tox Inc.	610	229,576
Meritz Securities Co. Ltd.	31,302	123,536
Mirae Asset Daewoo Co. Ltd.	55,301	346,415
NAVER Corp.	18,329	1,716,083
NCSoft Corp.	2,160	865,161
Netmarble Corp.(a)(b)	3,591	345,259
NH Investment & Securities Co. Ltd.	18,910	214,363
OCI Co. Ltd.	2,373	179,933
Orange Life Insurance Ltd.(a)	4,475	136,403
Orion Corp./Republic of Korea	3,004	216,932
Ottogi Corp.	173	103,286
Pan Ocean Co. Ltd.(b)	30,895	112,461

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Pearl Abyss Corp.(b)	780	$129,487
POSCO	10,146	2,023,407
POSCO Chemical Co. Ltd.	2,953	134,892
Posco International Corp.	5,945	85,863
S-1 Corp.	2,472	199,271
Samsung Biologics Co. Ltd.(a)(b)	2,252	567,302
Samsung C&T Corp.	10,703	829,530
Samsung Card Co. Ltd.	4,305	133,029
Samsung Electro-Mechanics Co. Ltd.	7,343	586,996
Samsung Electronics Co. Ltd.	621,749	22,188,540
Samsung Engineering Co. Ltd.(b)	21,264	298,185
Samsung Fire & Marine Insurance Co. Ltd.	3,969	903,182
Samsung Heavy Industries Co. Ltd.(b)	54,406	358,625
Samsung Life Insurance Co. Ltd.	8,903	604,049
Samsung SDI Co. Ltd.	7,193	1,319,733
Samsung SDS Co. Ltd.	4,568	794,001
Samsung Securities Co. Ltd.	7,813	231,917
Shinhan Financial Group Co. Ltd.	58,307	2,176,292
Shinsegae Inc.	959	239,971
SillaJen Inc.(b)(c)	7,806	360,509
SK Holdings Co. Ltd.	4,439	862,901
SK Hynix Inc.	71,072	3,897,054
SK Innovation Co. Ltd.	7,292	1,010,312
SK Telecom Co. Ltd.	2,583	543,321
S-Oil Corp.	5,833	408,981
Woongjin Coway Co. Ltd.	6,695	450,306
Woori Financial Group Inc.	62,837	733,424
Yuhan Corp.	1,218	253,132

		77,893,542

Taiwan — 15.2%
Acer Inc.	380,062	229,029
Advantech Co. Ltd.	46,282	387,971
Airtac International Group	16,000	164,998
ASE Technology Holding Co. Ltd.	455,484	861,619
Asia Cement Corp.	283,229	404,069
Asustek Computer Inc.	91,000	624,658
AU Optronics Corp.	1,089,000	320,370
Catcher Technology Co. Ltd.	85,000	516,251
Cathay Financial Holding Co. Ltd.	971,944	1,254,419
Chailease Holding Co. Ltd.	151,105	556,860
Chang Hwa Commercial Bank Ltd.	708,585	447,173
Cheng Shin Rubber Industry Co. Ltd.	264,776	335,865
Chicony Electronics Co. Ltd.	80,518	190,773
China Airlines Ltd.	336,000	103,524
China Development Financial Holding Corp.	1,695,200	498,706
China Life Insurance Co. Ltd./Taiwan	309,298	238,731
China Steel Corp.	1,544,867	1,187,513
Chunghwa Telecom Co. Ltd.	492,000	1,750,890
Compal Electronics Inc.	503,000	312,660
CTBC Financial Holding Co. Ltd.	2,406,265	1,594,662
Delta Electronics Inc.	255,000	1,149,466
E.Sun Financial Holding Co. Ltd.	1,280,564	1,109,923
Eclat Textile Co. Ltd.	24,604	319,492
Eva Airways Corp.	325,669	155,044
Evergreen Marine Corp. Taiwan Ltd.	340,221	130,223
Far Eastern New Century Corp.	411,460	426,916
Far EasTone Telecommunications Co. Ltd.	205,000	509,055
Feng TAY Enterprise Co. Ltd.	39,064	295,336
First Financial Holding Co. Ltd.	1,267,725	906,306
Formosa Chemicals & Fibre Corp.	456,950	1,553,883

Security	Shares	Value

Taiwan (continued)
Formosa Petrochemical Corp.	160,000	$587,109
Formosa Plastics Corp.	582,400	2,035,752
Formosa Taffeta Co. Ltd.	103,000	126,744
Foxconn Technology Co. Ltd.	123,521	240,302
Fubon Financial Holding Co. Ltd.	851,396	1,164,820
Giant Manufacturing Co. Ltd.	39,000	276,963
Globalwafers Co. Ltd.	28,000	270,146
Highwealth Construction Corp.	116,840	180,365
Hiwin Technologies Corp.	32,181	242,789
Hon Hai Precision Industry Co. Ltd.	1,622,651	3,793,243
Hotai Motor Co. Ltd.	39,000	624,247
Hua Nan Financial Holdings Co. Ltd.	988,461	655,065
Innolux Corp.	1,078,620	255,559
Inventec Corp.	345,980	260,477
Largan Precision Co. Ltd.	13,000	1,550,336
Lite-On Technology Corp.	281,032	400,935
MediaTek Inc.	197,176	1,939,794
Mega Financial Holding Co. Ltd.	1,402,542	1,375,367
Micro-Star International Co. Ltd.	97,000	253,450
Nan Ya Plastics Corp.	668,090	1,658,998
Nanya Technology Corp.	155,000	302,032
Nien Made Enterprise Co. Ltd.	23,000	167,703
Novatek Microelectronics Corp.	80,000	423,883
Pegatron Corp.	250,000	407,276
Phison Electronics Corp.	20,000	180,941
Pou Chen Corp.	270,000	306,192
Powertech Technology Inc.	103,000	242,085
President Chain Store Corp.	75,000	714,116
Quanta Computer Inc.	344,000	640,936
Realtek Semiconductor Corp.	62,140	393,136
Ruentex Development Co. Ltd.	80,439	104,071
Ruentex Industries Ltd.	50,113	109,698
Shanghai Commercial & Savings Bank Ltd. (The)	369,000	678,178
Shin Kong Financial Holding Co. Ltd.	1,399,389	388,664
SinoPac Financial Holdings Co. Ltd.	1,380,699	535,028
Standard Foods Corp.	52,987	101,574
Synnex Technology International Corp.	186,050	225,114
TaiMed Biologics Inc.(b)	25,000	109,925
Taishin Financial Holding Co. Ltd.	1,186,129	529,044
Taiwan Business Bank	551,278	225,830
Taiwan Cement Corp.	594,100	806,228
Taiwan Cooperative Financial Holding Co. Ltd.	1,142,626	742,775
Taiwan High Speed Rail Corp.	254,000	349,514
Taiwan Mobile Co. Ltd.	208,000	776,402
Taiwan Semiconductor Manufacturing Co. Ltd.	3,201,000	23,846,121
Tatung Co. Ltd.(b)	240,000	165,125
Uni-President Enterprises Corp.	627,650	1,614,170
United Microelectronics Corp.	1,534,000	625,974
Vanguard International Semiconductor Corp.	120,000	228,897
Walsin Technology Corp.	45,000	226,334
Win Semiconductors Corp.	44,000	242,879
Winbond Electronics Corp.	397,000	178,956
Wistron Corp.	396,080	281,907
WPG Holdings Ltd.	195,320	244,053
Yageo Corp.	35,151	290,215
Yuanta Financial Holding Co. Ltd.	1,288,893	723,696
Zhen Ding Technology Holding Ltd.	64,455	188,803

		74,746,321

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 4.0%
Advanced Info Service PCL, NVDR	158,800	$968,430
Airports of Thailand PCL, NVDR	571,600	1,151,418
Bangkok Bank PCL, Foreign	62,800	389,926
Bangkok Dusit Medical Services PCL, NVDR	1,233,100	993,571
Bangkok Expressway & Metro PCL, NVDR	1,072,200	382,838
Banpu PCL, NVDR	560,400	263,843
Berli Jucker PCL, NVDR	175,600	248,301
BTS Group Holdings PCL, NVDR	937,900	337,848
Bumrungrad Hospital PCL, NVDR	57,800	305,917
Central Pattana PCL, NVDR	298,700	672,482
Charoen Pokphand Foods PCL, NVDR(c)	507,200	444,737
CP ALL PCL, NVDR	762,800	1,922,215
Electricity Generating PCL, NVDR	38,800	364,124
Energy Absolute PCL, NVDR	221,700	376,534
Gulf Energy Development PCL, NVDR	30,000	97,638
Home Product Center PCL, NVDR	771,249	411,853
Indorama Ventures PCL, NVDR	229,900	334,162
Intouch Holdings PCL, NVDR	274,600	501,087
IRPC PCL, NVDR	1,439,100	215,541
Kasikornbank PCL, Foreign	163,800	970,456
Kasikornbank PCL, NVDR	99,800	588,125
Krung Thai Bank PCL, NVDR	478,750	288,937
Land & Houses PCL, NVDR	430,300	144,124
Minor International PCL, NVDR	370,180	453,258
PTT Exploration & Production PCL, NVDR	186,610	740,013
PTT Global Chemical PCL, NVDR	302,700	581,058
PTT PCL, NVDR	1,493,000	2,181,886
Ratch Group PCL, NVDR	95,800	186,166
Robinson PCL, NVDR	75,100	129,329
Siam Cement PCL (The), NVDR	101,600	1,451,085
Siam Commercial Bank PCL (The), NVDR	120,800	494,308
Thai Oil PCL, NVDR	161,500	302,358
Thai Union Group PCL, NVDR	436,400	249,588
TMB Bank PCL, NVDR	1,509,500	90,148
Total Access Communication PCL, NVDR	96,200	148,947
True Corp. PCL, NVDR	1,567,605	243,704

		19,625,955

Total Common Stocks — 98.8% (Cost: $463,602,127)		486,348,344

Preferred Stocks

South Korea — 0.9%
Amorepacific Corp., Preference Shares, NVS	1,338	111,902
CJ Corp., Preference Shares(b)	284	6,439
Hyundai Motor Co.
Preference Shares, NVS	3,305	217,577
Series 2, Preference Shares, NVS	4,725	340,022
LG Chem Ltd., Preference Shares, NVS	1,074	174,957
LG Household & Health Care Ltd., Preference Shares, NVS	298	182,418

Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	107,262	$3,134,367

		4,167,682

Total Preferred Stocks — 0.9% (Cost: $3,611,098)		4,167,682

Rights

China — 0.0%
Legend Holdings Corp. (Expires 07/04/19)(b)	3,561	—

Total Rights — 0.0% (Cost: $0)		—

Warrants

Thailand — 0.0%
Minor International PCL (Expires 12/31/21)(b)	15,284	—

Total Warrants — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(e)(f)(g)	3,576,408	3,577,839
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	376,419	376,419

		3,954,258

Total Short-Term Investments — 0.8% (Cost: $3,952,827)		3,954,258

Total Investments in Securities — 100.5% (Cost: $471,166,052)		494,470,284

Other Assets, Less Liabilities — (0.5)%		(2,406,060)

Net Assets — 100.0%		$492,064,224

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets Asia ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	31,286,159	(27,709,751)	3,576,408	$3,577,839	$149,534	(a)	$2,440	$(3,504)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	376,419	376,419	376,419	12,202		—	—

				$3,954,258	$161,736		$2,440	$(3,504)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$486,348,292	$—		$52	$486,348,344
Preferred Stocks	4,161,243	6,439		—	4,167,682
Rights	—	0	(a)	—	0	(a)
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	3,954,258	—		—	3,954,258

	$494,463,793	$6,439		$52	$494,470,284

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares